Non-controlling interests - Summary of Non-controlling Interests in Subsidiaries (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Current assets	$ 514,698	$ 737,517
Current liabilities	(141,702)	(114,030)
Carrying amount of NCI	63,414	79,940
Revenue	459,016	391,406
Net loss	(379,631)	(21,388)
Total comprehensive loss	(382,775)	(35,566)
Loss allocated to NCI	(17,747)	(11,453)
Net decrease in cash and cash equivalents	$ (193,189)	$ (403,670)
Hellas Gold SA ("Hellas") [member]
Disclosure of subsidiaries [line items]
NCI percentage	5.00%	5.00%
Current assets	$ 78,308	$ 72,454
Non-current assets	1,846,952	2,143,089
Current liabilities	(1,212,864)	(1,113,471)
Non-current liabilities	(160,765)	(291,447)
Net assets	551,631	810,625
Carrying amount of NCI	17,619	31,732
Revenue	110,487	51,152
Net loss	(298,272)	(62,365)
Total comprehensive loss	(298,272)	(62,365)
Loss allocated to NCI	(14,913)	(3,118)
Dividends paid to NCI	0	0
Cash flows from operating activities	(66,135)	(9,253)
Cash flows from investing activities	(80,306)	(181,116)
Cash flows from financing activities	133,520	172,431
Net decrease in cash and cash equivalents	$ (12,921)	$ (17,938)
Deva Gold SA ("Deva") [member]
Disclosure of subsidiaries [line items]
NCI percentage	19.50%	19.50%
Current assets	$ 2,177	$ 4,958
Non-current assets	414,330	413,989
Current liabilities	(246,089)	(234,386)
Non-current liabilities	(43,581)	(43,623)
Net assets	126,837	140,938
Carrying amount of NCI	44,169	46,919
Revenue	0	0
Net loss	(14,100)	(42,632)
Total comprehensive loss	(14,100)	(42,632)
Loss allocated to NCI	(2,750)	(8,314)
Dividends paid to NCI	0	0
Cash flows from operating activities	(16,695)	(51,328)
Cash flows from investing activities	(419)	(2,007)
Cash flows from financing activities	15,218	53,007
Net decrease in cash and cash equivalents	$ (1,896)	$ (328)